Management Actions (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 8,018
Restructuring Costs and Asset Impairment Charges	$ 961
Approximate time anticipated savings will offset the restructuring charge	1 year
Restructuring Reserve [Roll Forward]
Restructuring Charges, net of noncash expenses	$ 7,057		$ 3,263
Restructuring Reserve beginning balance	0	$ 1,912
Cash Payments	5,792	1,912	1,332
Foreign currency adjustments	(164)		19
Restructuring Reserve ending balance	$ 1,429	$ 0	1,912
Q3 2015 Action [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 1,779
Approximate time anticipated savings will offset the restructuring charge			1 year
Q4 2015 Action [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges			$ 1,965
Restructuring Costs and Asset Impairment Charges			$ 481
Approximate time anticipated savings will offset the restructuring charge			1 year 6 months